RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Balances With Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Trade payables, other accounts payable and accrued expenses	$ 376	$ 925
Trade Receivables	$ 78	$ 13,117